Stock Options and Warrants (Tables)	12 Months Ended
Dec. 31, 2013
Stock Options and Warrants [Abstract]
Summary of options and activity

	Number of Options	Average Exercise Price	Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding options at January 1, 2012	0	$0.00
Options granted	2,874,710	$0.16	5.0 years
Options exercised	0	$0.00
Options canceled/forfeited	0	$0.00

Outstanding options at December 31, 2012	2,874,710	$0.16	4.4 years	$-0-
Options granted	-
Options exercised	-
Options canceled/forfeited	(201,234)

Outstanding options at December 31, 2013	2,673,476	0.16	3.4 years	$-0-

Vested Options:
December 31, 2013:	2,551,327	$0.16	3.4 years	$-0-
December 31, 2012:	2,544,118	$0.16	4.4 years	$-0-

Summary of unexpired warrants outstanding
Expiration Date	Exercise Price	Shares

July 1, 2014	$0.20	250,000
October 1, 2014	$0.20	250,000
January 1, 2015	$0.12	250,000

Summary of Warrants outstanding and exercisable

	Warrants Outstanding	Weighted Average Exercise Price

Balance, January 1, 2012	554,000	$.2711
Granted	750,000	$.1433
Exercised	-	$.0000
Canceled	553,960	$.2618
Balance, December 31, 2012	750,040	$.1500

Granted	250,000	$.1200
Exercised	250,000	$.0300
Canceled	40	$126.7700
Balance, December 31, 2013	750,000	$.1733

Outstanding and Exercisable,
December 31, 2013	750,000	$.1733

Outstanding and Exercisable,
December 31, 2012	750,040	$.1500